Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income for the year	$ 16,397	$ 5,872
Items that may subsequently be re-classified to net income:
Currency translation differences	(13,140)	(50,383)
Items that will not subsequently be re-classified to net income:
Gain (loss) on FVTOCI investments	11,709	(10,953)
Tax expense on FVTOCI investments	(50)	(704)
Total other comprehensive (loss) for the year	(1,481)	(62,040)
Total comprehensive income (loss) for the year	$ 14,916	$ (56,168)